[BLANK ROME LLP LETTERHEAD]
Phone:	215-569-5530

Fax:	215-832-5530

Email:	stokes@blankrome.com
July 30, 2009
BY EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549-4041
Re:	Global Real Estate Investments Fund’s registration statement on Form N-2 filed pursuant to the Securities Act of 1933 and the Investment Company Act of 1940
     Ladies and Gentlemen:
     On behalf of our client, Global Real Estate Investments Fund (the “Fund”), transmitted herewith is a copy of the Fund’s registration statement on Form N-2, including exhibits (the “Registration Statement”), for filing under the Securities Act of 1933 and the Investment Company Act of 1940.
     The filing fee for this Registration Statement has been transmitted to you.
     Mr. John Grzeskiewicz is the examiner who was assigned to Global Real Estate Opportunity Trust (“GREOT”), a closed-end fund in registration that will also be managed by Global Real Estate Fund Management, LLC. The registration statement originally filed and reviewed by Mr. Grzeskiewicz for GREOT, contemplated GREOT having a structure, terms, conditions and characteristics similar to those which are presently anticipated by the Fund and reflected in the Registration Statement. Therefore, based on his familiarity with the content of the Registration Statement and the periodic discussions we have had regarding such content over the past year and a half, we respectfully request Mr. Grzeskiewicz also be assigned as examiner for the Fund’s Registration Statement. Thank you for your consideration of this request.
     Should you have any questions or comments regarding the above, please call me at (215) 569-5530 or Thomas R. Westle at (212) 885-5239.
Very truly yours,
/s/ Mary Stokes